CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities
Net (loss) income	¥ 44,940	$ 6,537	¥ 45,925	¥ (37,018)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	26,329	3,829	22,673	24,997
Share-based compensation expense	8,121	1,181	4,640	7,828
Bad debt provision	5,645	821	5,090	1,727
Foreign exchange (gain) loss, net	(372)	(54)	522	(84)
Impairment loss	0	0	0	22,402
Deferred income tax	(2,212)	(322)	(2,127)	1,030
Disposal gain from subsidiaries	0	0	(38,145)	0
Gain from deregistration of subsidiaries	(2,858)	(416)	0	0
Gain from derecognition of liabilities	(15,226)	(2,215)	0	0
Disposal loss from property and equipment	105	15	90	534
Loss from equity method investment	908	132	16	10
Gain from fair value change of contingent consideration payable	(5,444)	(792)	0	0
Changes in operating assets and liabilities:
Accounts receivable	1,762	256	(10,272)	(2,298)
Prepaid and other current assets	(6,844)	(995)	20,090	510
Amounts due from related parties	(1,105)	(161)	1,523	24
Other non-current assets	(3,154)	(459)	(5,754)	(189)
Accounts payable	(7,895)	(1,148)	4,297	(1,653)
Accrued and other liabilities	(29,396)	(4,275)	(38,071)	2,605
Income tax payable	5,153	749	10,764	3,512
Deferred revenue	9,681	1,408	3,386	(6,402)
Amounts due to related parties	(734)	(107)	(4,232)	0
Other non-current liabilities	(1,959)	(285)	(205)	0
Net cash provided by operating activities	25,445	3,699	20,210	17,535
Cash flows from investing activities
Purchase of available-for-sale investments	(222,000)	(32,289)	(241,200)	(442,790)
Proceeds from available-for-sale investments	303,000	44,070	284,363	373,917
Purchase of held-to-maturity investments	(671,000)	(97,593)	(558,730)	(651,470)
Maturity and proceeds from held-to-maturity investments	694,000	100,938	530,430	738,560
Maturity of term deposits	0	0	0	1,150
Prepayment for acquisition of property	0	0	0	(71,024)
Purchase of property and equipment	(8,755)	(1,273)	(7,745)	(7,442)
Prepayment for leasehold improvement	(9,877)	(1,437)	(13,325)	(3,854)
Purchase of intangible assets	(295)	(43)	(1,110)	(1,225)
Purchase of subsidiaries (including cash payment in relation to prior acquisitions), net of cash acquired	0	0	(833)	0
Prepayment for purchase of minority interest	0	0	(4,504)	0
Purchase of other non-current assets	(1,590)	(231)	(640)	(1,040)
Proceed from disposal of subsidiaries, net of cash balance at disposed entities	(3)	0	(4,309)	0
Payment as result of disposal of subsidiaries	(112,000)	(16,290)	0	0
Purchase of minority interest	0	0	(798)	0
Long-term loan receivables	0	0	(42,677)	0
Net cash used in investing activities	(28,520)	(4,148)	(61,078)	(65,218)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of expenses	45,402	6,603	0	0
Proceeds from minority shareholder capital injection	1,470	214	0	796
Proceeds from long-term borrowings	0	0	39,205	0
Repayments of short-term borrowings	0	0	0	(2,300)
Net cash (used in) provided by financing activities	46,872	6,817	39,205	(1,504)
Effects of exchange rate changes on cash, cash equivalents and restricted cash	58	11	66	84
Net change in cash, cash equivalents and restricted cash	43,855	6,379	(1,597)	(49,103)
Cash, cash equivalents and restricted cash at beginning of year	197,653	28,747	199,250	248,353
Cash, cash equivalents and restricted cash at end of year	241,508	35,126	197,653	199,250
Supplemental disclosure of cash flow information
Income tax paid	(597)	(87)	(932)	(1,639)
Interest paid	0	0	0	(115)
Supplemental disclosure of non-cash investing and financing activities:
Derecognition of assets other than cash of disposed subsidiaries/deregistered subsidiaries	1,607	234	25,152	0
Derecognition of liabilities of disposed subsidiaries/deregistered subsidiaries, net of recognized amount due to the disposed subsidiaries/deregistered subsidiaries	5,719	832	67,606	0
Contingent consideration of purchase of subsidiary	¥ (5,444)	$ (792)	¥ 6,766	¥ 0